Segment reporting (Tables)	12 Months Ended
Mar. 31, 2021
Text block [abstract]
Summary of Segment Reporting

	For the year ended/As at March 31, 2021
	Automotive and related activity
	Tata and other brand vehicles *								Vehicle Financing		Jaguar Land Rover		Intra- segment eliminations		Total		Others		Inter- segment eliminations		Total
	Commercial Vehicles		Passenger Vehicles		Unallocable		Total
	(In millions)
Revenues:
External revenue	Rs	.331,779.3	Rs.	165,188.4	Rs.	156.3	Rs.	497,123.9	Rs.	41,801.9	Rs.	1,926,616.6	Rs.	—	Rs.	2,465,542.5	Rs.	16,088.9	Rs.	—	Rs.	2,481,631.4	US$	33,943.8
Inter-segment/intra-segment revenue	Rs.	(2,124.0)	Rs.	—	Rs.	—	Rs.	(2,124.0)	Rs.	2,124.0	Rs.	—	Rs.	—	Rs.	—	Rs.	9,987.3	Rs.	(9,987.3)	Rs.	—	US$	—

Total revenues	Rs.	329,655.3	Rs.	165,188.4	Rs.	156.3	Rs.	494,999.9	Rs.	43,926.0	Rs.	1,926,616.6	Rs.	—	Rs.	2,465,542.5	Rs.	26,076.2	Rs.	(9,987.3)	Rs.	2,481,631.4	US$	33,943.8

Earnings before other income, interest and tax (a)	Rs.	(6,058.8)		(11,019.4)		(4,042.2)		(21,120.4)		26,961.7		(104,041.0)		—		(98,199.7)		2,943.4		667.0		(94,589.3)		(1,293.8)
Finance costs pertaining to borrowings sourced by vehicle financing segment		—		—		—		—		(28,514.5)		—		—		(28,514.5)		—		—		(28,514.5)		(390.0)
Segment results	Rs.	(6,058.8)		(11,019.4)		(4,042.2)		(21,120.4)		(1,552.8)		(104,041.0)		—		(126,714.2)		2,943.4		667.0		(123,103.8)		(1,683.7)
Share of profit/(loss) of equity accounted investees (net)		—		—		(406.8)		(406.8)		—		(3,633.2)		—		(4,040.0)		250.4		—		(3,789.6)		(51.8)
Reconciliation to net income/(loss):																						—		—
Assets written off/loss on sale of assets and others (net)																						(3,094.6)		(42.3)
Other income/(loss) (net)																						42,368.1		579.5
Foreign exchange gain/(loss) (net)																						18,293.3		250.2
Interest income																						4,925.3		67.4
Interest expense (net) (excluding pertaining to borrowings sourced by vehicle financing segment)																						(52,326.0)		(715.8)
Income tax expense																						(25,410.7)		(347.6)

Net Income/(loss)																					Rs.	(1,42,138.0)	US$	(1,944.1)
Depreciation and amortization	Rs.	16,462.1		9,975.5		1,574.9		38,012.5		613.6	Rs.	191,306.9	Rs.	—	Rs.	229,933.0	Rs.	966.2	Rs.	(1,261.1)	Rs.	229,638.1	US$	3,141.0
Capital expenditure	Rs.	11,805.6		10,018.4		(792.6)		21,031.4		284.4	Rs.	157,274.5	Rs.	—	Rs.	178,590.3	Rs.	(391.6)	Rs.	—	Rs.	178,198.7	US$	2,437.4
Segment assets	Rs.	239,776.8	Rs.	145,351.1	Rs.	19,413.9	Rs.	404,541.8	Rs.	395,655.5	Rs.	1,755,109. 8	Rs.	—	Rs.	2,555,307.1	Rs.	24,775.8	Rs.	(12,698.9)	Rs.	2,567,384.0	US$	35,116.7
Assets classified as held for sale		—		—		2,208.0		2,208.0		—		—		—		2,208.0		—		—		2,208.0		30.2
Investment in equity accounted investees		—		—		4,271.4		4,271.4		—		31,825.3		—		36,096.7		5,911.2		—		42,007.9		574.6
Reconciliation to total assets:
Investments																						204,194.8		2,793.0
Current and non-current income tax assets																						18,686.1		255.6
Deferred income taxes																						45,203.5		617.9
Other unallocated financial assets 1																						463,110.0		6,334.4

Total assets																					Rs	.3,342,794.4	US$	45,722.4

Segment liabilities	Rs.	179,652.4	Rs.	60,109.9	Rs.	11,061.6	Rs.	250,823.9	Rs.	8,373.2	Rs.	1,105,896.9	Rs.	—	Rs.	1,365,094.0	Rs.	15,084.6	Rs.	(2,714.7)	Rs.	1,377,463.9	US$	18,841.0
Reconciliation to total liabilities:
Borrowings																						1,358,937.1		18,587.4
Current income tax liabilities																						10,864.4		148.6
Deferred income taxes																						15,558.9		212.8
Other unallocated financial liabilities 2																						60,834.3		831.8

Total liabilities																					Rs.	2,823,658.6	US$	38,621.6

*	Tata and other brand vehicles include Tata Daewoo and Fiat brand vehicles.
1.	Includes interest-bearing deposits and accrued interest income.
2.	Includes interest accrued and other interest bearing liabilities.
a.
Earnings before other income, interest and tax is Earnings before share of profit/(loss) of equity accounted investees (net), assets written off/loss on sale of assets and others (net), other income/(loss) (net) (excluding government incentives), foreign exchange gains/(loss) (net), interest income, interest expense (net) and income tax expense.

	For the year ended/As at March 31, 2020
	Automotive and related activity
	Tata and other brand vehicles *								Vehicle Financing		Jaguar Land Rover		Intra- segment eliminations		Total		Others		Inter- segment eliminations		Total
	Commercial Vehicles		Passenger Vehicles		Unallocable		Total
	(In millions)
Revenues:
External revenue	Rs.	362,125.1	Rs.	103,881.5	Rs.	—	Rs.	466,006.6	Rs.	40,255.1	Rs.	2,070,320.9	Rs.	—	Rs.	2,576,582.6	Rs.	17,668.6	Rs.	—	Rs.	2,594,251.2
Inter-segment/ intra-segment revenue	Rs.	—	Rs.	—	Rs.	—	Rs.	—	Rs.	—	Rs.	—	Rs.	—	Rs.	—	Rs.	12,707.3	Rs.	(12,707.3)	Rs.	—

Total revenues	Rs.	362,125.1	Rs.	103,881.5	Rs.	—	Rs.	466,006.6	Rs.	40,255.1	Rs.	2,070,320.9	Rs.	—	Rs.	2,576,582.6	Rs.	30,375.9	Rs.	(12,707.3)	Rs.	2,594,251.2

Earnings before other income, interest and tax (a)	Rs.	(7,642.8)	2`	(44,833.1)	Rs.	(3,794.0)		(56,269.9)		25,766.4		(6,656.6)		—		(37,160.1)		3,338.9		(554.3)		(34,375.5)
Finance costs pertaining to borrowings sourced by vehicle financing segment										(30,793.1)						(30,793.1)						(30,793.1)
Segment results		(7,642.8)		(44,833.1)		(3,794.0)		(56,269.9)		(5,026.7)		(6,656.6)		—		(67,953.2)		3,338.9		(554.3)		(65,168.6)
Share of profit/(loss) of equity accounted investees (net)		—		—		337.0		337.0		—		(10,337.0)		—		(10,000.0)				—		(10,000.0)
Reconciliation to net income/(loss):																						—
Assets written off/loss on sale of assets and others (net)																						(3,131.9)
Other income/(loss) (net)																						16,009.4
Foreign exchange gain/(loss) (net)																						(16,985.4)
Interest income																						11,696.9
Interest expense (net) (excluding pertaining to borrowings sourced by vehicle financing segment)																						(41,760.0)
Income tax expense																						(3,644.5)

Net Income/(loss)																					Rs.	(112,984.1)
Depreciation and amortization	Rs.	15,971.5		16,728.1		1,630.5		34,330.1		509.5	Rs.	172,447.3	Rs.	—	Rs.	207,286.9	Rs.	1,039.7	Rs.	(694.5)	Rs.	207,632.1
Capital expenditure	Rs.	23,283.3		21,259.4		4,263.9		48,806.6		1,095.7	Rs.	253,770.8	Rs.	—	Rs.	303,673.1	Rs.	(728.3)	Rs.	—	Rs.	302,944.8
Segment assets	Rs.	228,208.5	Rs.	152,956.5	Rs.	34,693.7	Rs.	415,858.7	Rs.	335,876.4	Rs.	1,834,868.3	Rs.	—	Rs.	2,586,603.4	Rs.	24,402.1	Rs.	(13,946.9)	Rs.	2,597,058.6
Assets classified as held for sale		—		—		1,944.3		1,944.3		—		—		—		1,944.3		—		—		1,944.3
Investment in equity accounted investees		—		—		4,689.6		4,689.6		—		33,843.6		—		38,533.2		5,655.7		—		44,188.9
Reconciliation to total assets:
Investments																						118,895.8
Current and non-current income tax assets																						12,962.9
Deferred income taxes																						54,578.6
Other unallocated financial assets 1																						311,173.0

Total assets																					Rs.	3,140,802.1

Segment liabilities	Rs.	129,613.0	Rs.	49,540.6	Rs.	14,568.4	Rs.	193,722.0	Rs.	5,284.9	Rs.	1,033,284.4	Rs.	—	Rs.	1,232,291.3	Rs.	7,879.3	Rs.	(3,309.8)	Rs.	1,236,860.8
Reconciliation to total liabilities:
Borrowings																						1,187,997.1
Current income tax liabilities																						10,415.8
Deferred income taxes																						19,418.7
Other unallocated financial liabilities 2																						88,075.0

Total liabilities																					Rs.	2,542,767.4

*	Tata and other brand vehicles include Tata Daewoo and Fiat brand vehicles.
1.	Includes interest-bearing deposits and accrued interest income.
2.	Includes interest accrued and other interest bearing liabilities.
a.
Earnings before other income, interest and tax is Earnings before share of profit/(loss) of equity accounted investees (net), assets written off/loss on sale of assets and others (net), other income/(loss) (net) (excluding government incentives), foreign exchange gains/(loss) (net), interest income, interest expense (net) and income tax expense.

	For the year ended/ As at March 31, 2019
	Automotive and related activity
	Tata and other brand vehicles *
	Commercial Vehicles		Passenger Vehicles		Unallocable**		Total		Vehicle Financing		Jaguar Land Rover		Intra- segment eliminations		Total		Others		Inter- segment eliminations		Total
	(In millions)
Revenues:
External revenue	Rs.	579,496.9	Rs.	141,622.2	Rs.	—	Rs.	721,119.1	Rs.	33,995.5	Rs.	2,216,656.9	Rs.	—	Rs.	2,971,771.5	Rs.	21,890.9	Rs.	—	Rs.	2,993,662.4
Inter-segment/intra-segment revenue	Rs.	—	Rs.	26.8	Rs.	—	Rs.	26.8	Rs.	1,129.5	Rs.	—	Rs.	(1,156.3)	Rs.	—	Rs.	13,432.8	Rs.	(13,432.8)	Rs.	—

Total revenues	Rs.	579,496.9	Rs.	141,649.0	Rs.	—	Rs.	721,145.9	Rs.	35,125.0	Rs.	2,216,656.9	Rs.	(1,156.3)	Rs.	2,971,771.5	Rs.	35,323.7	Rs.	(13,432.8)	Rs.	2,993,662.4

Earnings before other income, interest and tax (a)	Rs.	34,007.1	Rs.	(15,842.3)	Rs.	(4,761.8)		13,403.0		21,153.3		(323,812.6)		—		(289,256.3)		4,103.6		(1,201.8)		(286,354.5)
Finance costs pertaining to borrowings sourced by vehicle financing segment										(26,156.5)						(26,156.5)						(26,156.5)
Segment results		34,007.1		(15,842.3)		(4,761.8)		13,403.0		(5,003.2)		(323,812.6)		—		(315,412.8)		4,103.6		(1,201.8)		(312,511.0)
Share of profit/(loss) of equity accounted investees (net)		—		—		416.7		416.7		(7.2)		753.7		—		1,163.2		931.8		—		2,095.0
Reconciliation to net income/(loss):																						—
Assets written off/loss on sale of assets and others (net)																						(13,186.7)
Other income/(loss) (net)																						35,438.7
Foreign exchange gain/(loss) (net)																						(5,824.2)
Interest income																						7,864.6
Interest expense (net) (excluding pertaining to borrowings sourced by vehicle financing segment)																						(31,429.5)
Income tax (expense)/credit																						25,425.0

Net Income/(loss)																					Rs.	(292,128.1)

Depreciation and amortization	Rs.	16,164.1		13,626.0		1,524.3		31,314.4		186.5	Rs.	197,437.4	Rs.	—	Rs.	228,938.3	Rs.	1,617.1	Rs.	(357.6)	Rs.	230,197.8
Capital expenditure	Rs.	20,100.8		29,331.7		763.5		50,196.0		719.6	Rs.	290,656.3		—		341,571.9		664.5				342,236.4

										906.1
Segment assets	Rs.	237,225.5	Rs.	176,558.2	Rs.	15,037.0	Rs.	428,820.7	Rs.	382,615.8	Rs.	1,670,913.0	Rs.	—	Rs.	2,482,349.5	Rs.	20,037.4	Rs.	(12,252.5)	Rs.	2,490,134.4
Assets classified as held for sale		1,622.4		—		—		1,622.4		—		—		—		1,622.4		—		—		1,622.4
Investment in equity accounted investees		—		—		4,225.5		4,225.5		26.6		43,181.7		—		47,433.8		5,915.0		—		53,348.8
Reconciliation to total assets:																		—
Investments																						104,358.4
Current and non-current income tax assets																						12,089.3
Deferred income taxes																						51,511.1
Other unallocated financial assets 1																						274,055.5

Total assets																					Rs.	2,987,119.9

Segment liabilities	Rs.	157,447.7	Rs.	36,347.5	Rs.	17,521.3	Rs.	211,316.5	Rs.	7,114.3	Rs.	1,039,660.5	Rs.	(3,376.5)	Rs.	1,254,714.8	Rs.	5,290.7	Rs.	(2,520.6)	Rs.	1,257,484.9
Reconciliation to total liabilities:
Borrowings																						1,059,910.7
Current income tax liabilities																						10,176.4
Deferred income taxes																						14,910.4
Other unallocated financial liabilities 2																						86,570.1

Total liabilities																					Rs.	2,429,052.5

*	Tata and other brand vehicles include Tata Daewoo and Fiat brand vehicles.
**	Corporate expenses for Tata Motors Limited not identifiable to reportable segments kept as unallocable.
1.	Includes interest-bearing loans and deposits and accrued interest income.
2.	Includes interest accrued and other interest bearing liabilities.
a.
Earnings before other income, interest and tax is Earnings before share of profit/(loss) of equity accounted investees (net), assets written off/loss on sale of assets and others (net), other income/(loss) (net), foreign exchange gains/(loss) (net), interest income, interest expense (net) and income tax expense.

Summary of Information Concerning Principal Geographic Areas
Net sales to external customers by geographic area by location of customers:

	Year ended March 31,
	2021		2021		2020		2019
	(In millions)
India	US$	6,809.0	Rs.	497,802.5	Rs.	465,564.5	Rs.	678,148.1
United States of America		6,395.6		467,580.8		517,316.1		512,511.1
United Kingdom		5,050.7		369,256.4		418,890.7		559,993.0
Rest of Europe		4,781.1		349,545.8		431,138.1		452,087.8
China		6,097.4		445,784.4		297,271.0		303,929.1
Rest of the World		4,810.0		351,661.5		464,070.8		486,993.3

Total revenues	US$	33,943.8	Rs.	2,481,631.4	Rs.	2,594,251.2	Rs.	2,993,662.4

Non-current
assets (Property, plant and equipment, Intangible assets, other non-current
assets
(non-financial)
and Goodwill) by geographic area:

	As at March 31,
	2021		2021		2020
	(In millions)
India	US$	3,443.0	Rs.	251,717.4	Rs.	264,529.2
United States of America		107.4		7,849.1		8,138.9
United Kingdom		15,005.3		1,097,040.3		1,119,559.0
Rest of Europe		1,397.6		102,181.2		108,549.8
China		194.7		14,232.4		15,842.6
Rest of the World		512.2		37,447.8		34,157.6

Total	US$	20,660.2	Rs.	1,510,468.2	Rs.	1,550,777.1

Summary of Information About Product Revenues
Information about product revenues:

	Year ended March 31,
	2021		2021		2020		2019
	(In millions)
Tata and Fiat vehicles	US$	6,332.8	Rs.	462,990.0	Rs.	435,908.8	Rs.	682,076.2
Tata Daewoo commercial vehicles		444.5		32,498.5		30,492.4		39,042.9
Jaguar Land Rover vehicles		26,349.6		1,926,418.9		2,070,320.9		2,216,656.9
Others		263.2		19,243.6		19,401.3		21,890.9

Sub-total		33,390.1		2,441,151.0		2,556,123.4		2,959,666.9
Finance revenues		553.7		40,480.4		38,127.8		33,995.5

Total revenues	US$	33,943.8	Rs.	2,481,631.4	Rs.	2,594,251.2	Rs.	2,993,662.4